Purchases and other expenses - Restructuring and integration costs - Components - Additional information (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Orange Spain and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Number of people	400
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Number of people	1,400	2,100